Other non-current liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Other Liabilities, Noncurrent [Abstract]
Schedule of Other Non-current Liabilities
	December 31,
	2024	2023
Deferred tax liabilities (refer to note 18)	$3,822	$1,805
Uncertain tax positions (refer to note 18)	5,531	-
Earn-out	9,143	-
Other	1,132	813
Total	$19,628	$2,618